Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2013
Registrant Name	MUNDER SERIES TRUST
Central Index Key	0001214511
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	Jun. 01, 2013
Prospectus Date	Oct. 26, 2012
Munder International Small-Cap Fund | Class A
Risk/Return:
Trading Symbol	MISAX
Munder International Small-Cap Fund | Class C
Risk/Return:
Trading Symbol	MCISX
Munder International Small-Cap Fund | Class Y
Risk/Return:
Trading Symbol	MYSIX
Munder International Small-Cap Fund | Class I
Risk/Return:
Trading Symbol	MISIX
Munder International Small-Cap Fund | Class R6
Risk/Return:
Trading Symbol	MSSIX